Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Total benefit costs
Service costs on benefit obligation	SFr 78	SFr 77	SFr 80	SFr 155	SFr 159
Interest costs on benefit obligation	70	70	81	140	161
Expected return on plan assets	(178)	(178)	(196)	(356)	(391)
Amortization of recognized prior service cost/(credit)	(29)	(29)	(28)	(58)	(55)
Amortization of recognized actuarial losses/(gains)	105	105	110	210	221
Net periodic benefit costs	46	45	47	91	95
Settlement losses/(gains)	0	2	0	2	1
Curtailment losses/(gains)	(3)	(7)	(1)	(10)	(2)
Special termination benefits	3	1	3	4	4
Total benefit costs	46	41	49	87	98
PBO
Service costs	78	77	80	155	159
Interest costs	SFr 70	SFr 70	SFr 81	140	SFr 161
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year				643
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 451